Management Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Management Compensation Plans
Management Compensation Plans
General Plan Description
In April 2009, the Company and our stockholders approved a global incentive plan which replaces the Company’s 2004 Stock Incentive Plan ("2004 SIP"). The 2009 Global Incentive Plan ("2009 GIP") enables the compensation committee of the Board of Directors to award incentive and nonqualified stock options, stock appreciation rights, shares of Series A common stock, restricted stock, restricted stock units ("RSUs") and incentive bonuses (which may be paid in cash or stock or a combination thereof), any of which may be performance-based, with vesting and other award provisions that provide effective incentive to Company employees (including officers), non-management directors and other service providers. Under the 2009 GIP, the Company may not grant RSUs with the right to participate in dividends or dividend equivalents.
On April 19, 2012, the 2009 GIP was amended to, among other things, increase the maximum number of shares that may be issued under the 2009 GIP by 8,000,000 shares to 13,350,000 shares plus (a) any shares of Series A common stock that remain available for issuance under the 2004 Stock Incentive Plan (not including any shares of Series A common stock that are subject to outstanding awards under the 2004 SIP or any shares of Series A common stock that were issued pursuant to awards under the 2004 SIP) and (b) any awards under the 2004 stock incentive plan that remain outstanding that cease for any reason to be subject to such awards (other than by reason of exercise or settlement of the award to the extent that such award is exercised for or settled in vested and non-forfeitable shares).
Total shares available for awards and total shares subject to outstanding awards are as follows:

	As of December 31, 2012
	Shares Available for Awards	Shares Subject to Outstanding Awards
2009 GIP	11,332,510	1,811,518
2004 SIP	—	424,870	(1)
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(1)	No RSUs remaining outstanding under the 2004 SIP.
Upon the termination of a participant’s employment with the Company by reason of death or disability, retirement or by the Company without cause (as defined in the respective award agreements), an award in amount equal to (i) the value of the award granted multiplied by (ii) a fraction, (x) the numerator of which is the number of full months between grant date and the date of such termination, and (y) the denominator of which is the term of the award, such product to be rounded down to the nearest whole number, and reduced by (iii) the value of any award that previously vested, shall immediately vest and become payable to the Participant. Upon the termination of a Participant’s employment with the Company for any other reason, any unvested portion of the award shall be forfeited and canceled without consideration.
The Company realized income tax benefits from stock option exercises and RSU vestings as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Income tax benefit realized	31	25	19
Amount reversed in current year related to prior year	1	9	—

Stock Options
It is the Company’s policy to grant stock options with an exercise price equal to the average of the high and low price of the Company’s Series A common stock on the grant date. The options issued have a term ranging from seven to ten years and vest on a graded basis over either three or four years. The estimated value of the Company’s stock-based awards less expected forfeitures is recognized over the awards’ respective vesting period on a straight-line basis.
Generally, vested stock options are exercised through a broker-assisted cashless exercise program. A broker-assisted cashless exercise is the simultaneous exercise of a stock option by an employee and a sale of the shares through a broker. Authorized shares of the Company’s Series A common stock are used to settle stock options.
Beginning in October 2010 through April 2012, the Company granted awards of stock options to certain executive officers of the Company that require a holding period of one year subsequent to exercising a stock option award for net profit shares (as defined below) acquired upon exercise. Net profit shares means the aggregate number of shares determined by the Company’s human resources department representing the total number of shares remaining after taking into account the following costs related to exercise: (i) the aggregate option price with respect to the exercise; (ii) the amount of all applicable taxes with respect to the exercise, assuming the participant’s maximum applicable federal, state and local tax rates (and applicable employment taxes); and (iii) any transaction costs.
The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing method. The weighted average assumptions used in the model are as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.78%	0.81%	1.27%
Estimated life in years	4.59	4.75	5.72
Dividend yield	0.70%	0.60%	0.59%
Volatility	50.31%	45.00%	51.75%

The computation of the expected volatility assumption used in the Black-Scholes calculations for new grants is based on the Company’s historical volatilities. When establishing the expected life assumptions, the Company reviews annual historical employee exercise behavior of option grants with similar vesting periods.
The summary of changes in stock options outstanding is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In millions)	(In $)	(In years)	(In $ millions)
As of December 31, 2011	4.6	18.94	3.6	118
Granted	0.1	40.25
Exercised	(3.8)	16.57
Forfeited	(0.1)	32.47
Expired	—	—
As of December 31, 2012	0.8	29.93	4.4	12
Options exercisable at end of year	0.7	29.66	4.3	11

The weighted average grant date fair values of stock options granted is as follows:

	Year Ended December 31,
	2012	2011	2010
Total	$16.21	$11.38	$14.76

The total intrinsic value of stock options exercised is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Intrinsic value	110	20	13

As of December 31, 2012, the Company had $2 million of total unrecognized compensation expense related to stock options, excluding actual forfeitures, which is expected to be recognized over the weighted average period of three years.
Restricted Stock Units
The Company’s RSUs are net settled by withholding shares of the Company’s Series A common stock to cover minimum statutory income taxes and remitting the remaining shares of the Company’s Series A common stock to an individual brokerage account. Authorized shares of the Company’s Series A common stock are used to settle RSUs.
Performance-based RSUs. The Company generally grants performance-based RSUs to the Company’s executive officers and certain employees once per year. The Company may also grant performance-based RSUs to certain new employees or to employees who assume positions of increasing responsibility at the time those events occur. The number of performance-based RSUs that ultimately vest is dependent on one or both of the following according to the terms of the specific award agreement: The achievement of a) internal profitability targets (performance condition) and b) market performance targets measured by the comparison of the Company’s stock performance versus a defined peer group (market condition).
The outstanding performance-based RSUs generally cliff-vest during the Company’s quarter-end September 30 black-out period three years from the date of grant. The ultimate number of shares of the Company’s Series A common stock issued will range from zero to stretch, with stretch defined individually under each award, net of shares used to cover minimum statutory personal income taxes withheld. The market condition is factored into the estimated fair value per unit and compensation expense for each award will be based on the probability of achieving internal profitability targets, as applicable, and recognized on a straight-line basis over the term of the respective grant, less estimated forfeitures. For performance-based RSUs granted without a performance condition, compensation expense is based on the fair value per unit recognized on a straight-line basis over the term of the grant, less estimated forfeitures. Upon the termination of participant’s employment by the Company without cause prior to the vesting date, the participant is eligible for a prorated number of performance-based RSUs based on a formula as outlined in each agreement.
A summary of changes in nonvested performance-based RSUs outstanding is as follows:

	Number of Units	Weighted Average Fair Value
	(In thousands)	(In $)
As of December 31, 2011	1,069	37.30
Granted	67	45.13
Vested	(316)	39.14
Cancelled	(171)	23.97
Forfeited	(220)	44.04
As of December 31, 2012	429	42.22

The fair value of shares vested for performance-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	12	14	8

Fair value for the Company’s performance-based RSUs was estimated at the grant date using a Monte Carlo simulation approach less the present value of the expected dividends not received during the performance period. Monte Carlo simulation was utilized to randomly generate future stock returns for the Company and each company in the defined peer group for each grant based on company-specific dividend yields, volatilities and stock return correlations. These returns were used to calculate future performance-based RSU vesting percentages and the simulated values of the vested performance-based RSUs were then discounted to present value using a risk-free rate, yielding the expected value of these performance-based RSUs.
The range of assumptions used in the Monte Carlo simulation approach is as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.38%	0.38%	0.79%
Dividend yield	0.00 - 4.37%	0.00 - 4.37%	0.00 - 4.18%
Volatility	25 - 90%	25 - 90%	25 - 70%

Time-based RSUs. The Company grants non-employee Directors time-based RSUs annually that generally vest one year after grant. The fair value of the time-based RSUs is equal to the average of the high and low price of the Company’s Series A common stock on the grant date less the present value of the expected dividends not received during the vesting period.
The Company also grants time-based RSUs to the Company’s executives and certain employees that vest ratably over intervals ranging from three to four years. The fair value of the time-based RSUs is equal to the average of the high and low price of the Company’s Series A common stock on the grant date less the present value of the expected dividends not received during the vesting period. Upon the termination of participant’s employment by the Company without cause prior to the vesting date, the participant is eligible for a prorated number of time-based RSUs based on a formula as outlined in each agreement.
A summary of changes in nonvested time-based RSUs outstanding is as follows:

	Employee Time-Based RSUs			Director Time-Based RSUs
	Number of Units		Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
	(In thousands)		(In $)	(In thousands)	(In $)
As of December 31, 2011	670		30.44	13	50.82
Granted	128		42.39	16	47.48
Vested	(323)		30.11	(13)	50.82
Forfeited	(44)		28.80	—	—
As of December 31, 2012	431	(1)	34.41	16	47.48
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(1)	Includes 66,108 of time-based restricted stock awards granted to the Company's Chief Executive Officer on April 5, 2012, of which 22,013 vested on October 1, 2012.
The fair value of shares vested for time-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	13	7	6

Beginning in October 2010 through April 2012, the Company granted both time-based RSUs and performance-based RSUs to executive officers and certain employees of the Company that require a holding period of seven years from the grant date of the awards for 0% to 75% of the shares vested, depending on salary level, as specified in each individual agreement. The fair value of the RSUs with holding periods were discounted due to the lack of transferability of these RSUs during the holding period as follows:

	Year Ended December 31,
	2012	2011	2010
	(In percentages)
Holding period discount	30	30	30

The holding period discount was determined using the weighted average results as calculated under the Chaffe and Finnerty models.
As of December 31, 2012, there was $13 million of unrecognized compensation cost related to RSUs, excluding actual forfeitures, which is expected to be recognized over a weighted average period of one year.